INTEREST EXPENSE	12 Months Ended
Dec. 31, 2012
INTEREST EXPENSE
INTEREST EXPENSE

23. INTEREST EXPENSE

Interest expense for the years ended December 31, 2010, 2011 and 2012 consist of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Interest on loans	13,057	18,371	20,017
Accrued interest on unrecognized tax benefits (Note 13)	200	457	576
Amortization of debt issuance costs	19	19	191
Interest to original shareholders of acquired subsidiaries	129	2,503	1,126
Interest on loans from third parties	2	2,567	4,757
Bank charges	342	672	1,340
Others	106	168	63
Total	13,855	24,757	28,070